Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)	12 Months Ended
Dec. 31, 2011
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)

The Group’s consolidated financial statements have been prepared in accordance with US GAAP.
FINMA requires Swiss-domiciled banks which present their financial statements under either US GAAP or International Financial Reporting Standards (IFRS) to provide a narrative explanation of the major differences between Swiss GAAP banking law (true and fair view) and its primary accounting standard.

The principal provisions of the Banking Ordinance and the FINMA Circular 2008/2, “Accounting – banks”, governing financial reporting for banks (Swiss GAAP) differ in certain aspects from US GAAP. The following are the major differences:

> Refer to “Note 1 – Summary of significant accounting policies” for a detailed description of the Group’s accounting policies.
Scope of consolidation
Under US GAAP, the Group is not consolidating certain entities that issue redeemable preferred securities. Under Swiss GAAP, these entities would continue to be consolidated as the Group holds 100% of the voting rights.

Under Swiss GAAP, majority-owned subsidiaries that are not considered long-term investments or do not operate in the core business of the Group are either accounted for as financial investments or as equity method investments. US GAAP has no such exception relating to the consolidation of majority-owned subsidiaries.

Fair value option
Unlike US GAAP, Swiss GAAP does generally not allow the fair value option concept that creates an optional alternative measurement treatment for certain non-trading financial assets and liabilities, guarantees and commitments. The fair value option permits the use of fair value for initial and subsequent measurement with changes in fair value recorded in the consolidated statements of income.

For issued structured products that include own debt and meet certain restrictive conditions, fair value measurement is applied on a case-by-case basis. The related changes in fair value of both the embedded derivative and the host contract are recorded in trading revenues, except for fair value adjustments relating to own credit that cannot be recognized in the consolidated statements of income.

Other issued structured products which are not in the scope of this interpretation or for which fair value accounting is not elected under Swiss GAAP, but for which the fair value option is elected under US GAAP, continue to be bifurcated for Swiss GAAP purposes, which means that the embedded derivative is carried at fair value and the host contract is accounted for at amortized cost.

Other non-trading assets measured at fair value
Under US GAAP, all of our mortgage servicing rights and most of our life settlement contracts are reported at fair value, with changes in value reported in the consolidated statements of operations.
Under Swiss GAAP, mortgage servicing rights and life settlement contracts are carried at the lower of cost or market.
Goodwill amortization
Under US GAAP, goodwill is not amortized but must be tested for impairment annually or more frequently if an event or change in circumstances indicates that the goodwill may be impaired.
Under Swiss GAAP, goodwill is amortized over its useful life, generally not exceeding five years, except for justified cases where a maximum useful life of up to 20 years is acceptable. In addition, goodwill is tested for impairment.

Intangible assets with indefinite lives
Under US GAAP, intangible assets with indefinite lives are not amortized but are tested for impairment annually or more frequently if an event or change in circumstances indicates that the asset may be impaired.

Under Swiss GAAP, intangibles assets with indefinite lives are amortized over a useful life, up to a maximum of five years. In addition, these assets are tested for impairment.
Pensions and post-retirement benefits
Under US GAAP, the liability and related pension expense is determined based on the projected unit credit actuarial calculation of the benefit obligation.
Under Swiss GAAP, the liability and related pension expense is primarily determined based on the pension plan valuation in accordance with Swiss GAAP FER 26. A pension asset is recorded if a statutory overfunding of a pension plan leads to a future economic benefit, and a pension liability is recorded if a statutory underfunding of a pension plan leads to a future economic obligation. Pension expenses include the required contributions defined by Swiss law, any additional contribution mandated by the pension fund trustees and any change in value of the pension asset or liability between two measurement dates as determined on the basis of the annual year-end pension plan valuation.

Sale of financial instruments held at amortized cost
Under US GAAP, the gain or loss on sale or early redemption of a financial instrument is immediately recognized in the consolidated statements of operations.
Under Swiss GAAP, the gain or loss on sale or early redemption of an interest-related financial instrument held at amortized cost is deferred over the remaining original term of the financial instrument.

Real estate held for investment
Under US GAAP, real estate held for investment is valued at cost less accumulated depreciation and any impairment.
Under Swiss GAAP, real estate held for investment that the Group intends to hold permanently is also valued at cost less accumulated depreciation and any other than temporary impairment. If the Group does not intend to hold real estate permanently, it is carried at the lower of cost or market.

Investments in securities
Available-for-sale securities
Under US GAAP, available-for-sale securities are valued at fair value. Unrealized gains and losses due to fluctuations in fair value (including foreign exchange) are not recorded in the consolidated statements of operations but included net of tax in AOCI, which is part of total shareholders’ equity. Declines in fair value below cost deemed to be other-than-temporary are recognized as impairments in the consolidated statements of operations, except for amounts relating to factors other than credit loss on debt securities with no intent or requirement to sell that continue to be included in AOCI. The new cost basis will not be changed for subsequent recoveries in fair value.

Under Swiss GAAP, available-for-sale securities are accounted for at the lower of cost or market with valuation reductions and recoveries due to market fluctuations recorded in other ordinary expenses and income, respectively. Foreign exchange gains and losses are recognized in net trading income.

Under US GAAP, non-marketable equity securities are valued at cost less other-than-temporary impairment or at fair value, whereas under Swiss GAAP, non-marketable equity securities are carried at the lower of cost or market.

Impairments on held-to-maturity securities
Under US GAAP, declines in fair value of held-to-maturity securities below cost deemed to be other-than-temporary are recognized as impairments in the consolidated statements of operations except for amounts relating to factors other than credit loss on debt securities held with no intent or requirement to sell that are included in AOCI. The impairment cannot be reversed in future periods.

Under Swiss GAAP, all impairments are recognized in the consolidated statements of income. Impairments recognized on held-to-maturity securities are reversed up to the amortized cost if the fair value of the instrument subsequently recovers. A reversal is recorded in the consolidated statements of income.

Trading positions
Under both US GAAP and Swiss GAAP, positions classified in the trading portfolio are valued at fair value. Under US GAAP, this classification is based on management’s intent concerning the specific instrument, whereas under Swiss GAAP, the prevailing criteria is the active management of the specific instrument in the context of a documented trading strategy.

Derivatives used for cash flow hedges
Under US GAAP, the effective portion of a cash flow hedge is reported in AOCI.
Under Swiss GAAP, the effective portion of a cash flow hedge is recorded in the compensation account in other assets or other liabilities.
Security collateral received in securities lending transactions
Under US GAAP, security collateral received in securities lending transactions are recorded as assets and a corresponding liability to return the collateral is recognized.
Under Swiss GAAP, security collateral received and the obligation to return collateral of securities lending transactions are not recognized on the balance sheet.
Derecognition of financial instruments
Under US GAAP, financial instruments are only derecognized if the transaction meets certain criteria.
Under Swiss GAAP, a financial instrument is derecognized when the economic control has been transferred from the seller to the buyer.
Discontinued operations
Under US GAAP, the assets and liabilities of an operation held-for-sale are separated from the ordinary captions of the consolidated balance sheets and are reported as discontinued operations measured at the lower of the carrying value or fair value less cost to sell. Accordingly, income and expense from discontinued operations are reported in a separate line item of the consolidated statements of operations.

Under Swiss GAAP, these positions remain in their initial balance sheet captions until disposed of and continue to be valued according to the respective captions.
Extraordinary income and expenses
Unlike US GAAP, Swiss GAAP does report certain expenses or revenues as extraordinary. Extraordinary income and expenses are reported net of tax.
Reserves for general banking risks
US GAAP does not allow general unallocated provisions.
Under Swiss GAAP, reserves for general banking risks are recorded as a separate component of shareholders’ equity.
Loan commitments
Under US GAAP, the Group includes unused credit facilities that can be revoked at its sole discretion upon notice to the client in loan commitments. Under Swiss GAAP, credit facilities that can be revoked at the Group’s sole discretion are only disclosed if the notice period exceeds six weeks.

Bank
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)

> Refer to “Note 41 – Significant valuation and income recognition differences between US GAAP and Swiss GAAP bank law (true and fair view)” in V – Consolidated financial statements – Credit Suisse Group for further information.